STOCKHOLDERS' DEFICIT - Preferred Stock (Details) - $ / shares	Sep. 30, 2022	Aug. 05, 2022	Dec. 31, 2021	Dec. 31, 2020
Preferred stock, par value (in dollars per share)		$ 0.0001
Tailwind Acquisition Corp [Member]
Preferred stock, shares authorized	1,000,000		1,000,000	1,000,000
Preferred stock, par value (in dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares issued	0		0	0
Preferred stock, shares outstanding	0		0	0